Schedule of Balance Sheets and Income Operations of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current liabilities	$ 120,729		$ 120,729		$ 487,454	$ 1,491,662
(Loss) income before income taxes	4,780,580	$ (428,119)	4,958,780	$ (4,995,900)	629,692	7,811
Income tax expense					12,940	2,826
Total current assets					1,042,680	1,288,096
Loss before income taxes	(4,780,580)	428,119	(4,958,780)	4,995,900	(629,692)	(7,811)
Income tax expense					(12,940)	(2,826)
SRM Entertainment, LTD [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net					237,093	803,316
Inventory					77,710	126,739
Prepaid expenses and other current assets					42,104	31,667
Total assets					549,027	1,344,145
Accounts payable					677,326	1,382,055
Total current liabilities					750,941	1,491,662
Revenues, net					2,727,346	7,105,630
Cost of revenues					2,145,989	5,289,781
Gross profit					581,357	1,815,849
Selling, general and administrative					1,211,050	1,824,645
Operating income					(629,693)	(8,796)
Total other (expense) income					1	985
(Loss) income before income taxes					629,692	7,811
Income tax expense					12,940	2,826
Net (loss) income					(642,632)	(10,637)
Cash and cash equivalents					43,405	178,485
Income tax receivable					120,211	147,889
Total current assets					520,523	1,288,096
Property and equipment, net					28,504	56,049
Accrued expenses and other current liabilities					73,615	109,607
Line of credit
Notes payable, current
Due to related party
Interest income					1	985
Loss before income taxes					(629,692)	(7,811)
Income tax expense					(12,940)	$ (2,826)
SRM Entertainment, LTD [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net					220,964
Inventory					559,737
Prepaid expenses and other current assets					261,980
Total current assets					1,042,680
Intangible assets, net					5,739,524
Total assets					6,782,204
Accounts payable	120,729		120,729		487,454
Total current liabilities	120,729		120,729		$ 487,454
Revenues, net		1,706,044	697,883	3,419,808
Cost of revenues		884,848	490,195	1,939,541
Gross profit		821,196	207,688	1,480,267
Selling, general and administrative	99,286	393,077	385,888	1,396,127
Operating income	(99,286)	428,119	178,200	84,140
(Loss) gain on disposal	(4,308,780)		(4,308,780)	4,911,760
Total other (expense) income	(4,308,780)		(4,308,780)	4,911,760
(Loss) income before income taxes	(4,408,066)	428,119	(4,486,980)	4,995,900
Income tax expense
Net (loss) income	(4,408,066)	428,119	(4,486,980)	4,995,900
Loss before income taxes	4,408,066	(428,119)	4,486,980	(4,995,900)
Income tax expense